PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 47,119	$ 37,188
Less - accumulated depreciation	26,936	18,651
Depreciated cost	20,183	18,537
Computers, software and Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	35,290	25,828
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,739	7,490
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,090	$ 3,870